Statements of Changes in Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners	Limited Partners	Total
BALANCE, Beginning at Dec. 31, 2010	$ (79,292)	$ 2,606,834	$ 2,527,542
Net Income Allocation	5,958	589,860	595,818
Distributions	(7,309)	(723,571)	(730,880)
BALANCE, Ending at Sep. 30, 2011	$ (80,643)	$ 2,473,123	$ 2,392,480